Brokerage And Custodial Fees (Schedule Of Brokerage Fee Rebates) (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
Brokerage And Custodial Fees [Abstract]
Brokerage fee rebates	$ 195,331	$ 193,450	$ 387,151	$ 387,116